Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 2,544	$ 1,540
Accounts and notes receivable - net	2,421	2,751
Inventories	2,393	2,897
Other current assets	181	257
Assets held for sale	810	0
Assets of discontinued operations	20,659	2,554
Total current assets	29,008	9,999
Property
Property, Plant and Equipment	11,123	10,622
Accumulated depreciation	4,256	3,522
Property, plant and equipment	6,867	7,100
Other Assets
Goodwill	18,702	22,139
Other intangible assets	8,072	9,217
Restricted cash	6,206	0
Investments and noncurrent receivables	1,047	1,218
Deferred income tax assets	190	170
Deferred charges and other assets	812	782
Non-current assets of discontinued operations	0	18,724
Total other assets	35,029	52,250
Total Assets	70,904	69,349
Current Liabilities
Short-term borrowings and finance lease obligations	1	3,825
Accounts payable	2,222	2,299
Income taxes payable	169	214
Accrued and other current liabilities	1,084	1,110
Liabilities related to assets held for sale	140	0
Liabilities of discontinued operations	8,610	897
Total current liabilities	12,226	8,345
Long-Term Debt	15,611	13,611
Other Noncurrent Liabilities
Deferred income tax liabilities	2,053	2,358
Pension and other post-employment benefits - noncurrent	1,110	986
Other noncurrent obligations	834	1,040
Non-current liabilities of discontinued operations	0	1,453
Total other noncurrent liabilities	3,997	5,837
Total Liabilities	31,834	27,793
Stockholders' Equity
Common stock (authorized 1,666,666,667 shares of $0.01 par value each; issued 2020: 734,204,054 shares; 2019: 738,564,728 shares)	7	7
Additional paid-in capital	50,039	50,796
Accumulated deficit	(11,586)	(8,400)
Accumulated other comprehensive income (loss)	44	(1,416)
Total DuPont stockholders' equity	38,504	40,987
Noncontrolling interests	566	569
Total equity	39,070	41,556
Total Liabilities and Equity	$ 70,904	$ 69,349